UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  October 31, 2012

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Absolute Return Fund
(Class I Shares: PSQIX)
 (Class A Shares: PSQAX)

SEMI-ANNUAL REPORT
October 31, 2012

www.palmersquarefunds.com

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	31
Statement of Operations	33
Statements of Changes in Net Assets	34
Statement of Cash Flows	35
Financial Highlights	36
Notes to Financial Statements	38
Supplemental Information	52
Expense Example	55

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Absolute Return Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2012 (Unaudited)

Principal Amount		Value

	BANK LOANS – 1.8%
$400,443	Chesapeake Energy Corp. 8.500%, 12/2/20171, 2	$400,827
500,000	EP Energy LLC 4.500%, 4/23/20192	501,250
27,141	Realogy Corp. 3.000%, 10/10/20132	26,192
1,000,000	Vantage Drilling Co. 6.250%, 10/17/20172	975,000
1,000,000	Wilsonart International Holding LLC 5.500%, 10/3/20192	1,006,250

	TOTAL BANK LOANS (Cost $2,894,393)	2,909,519

	BONDS – 41.7%
	ASSET-BACKED SECURITIES – 16.3%
	BlueMountain CLO Ltd.
5,000,000	6.187%, 8/16/20221, 3, 4	4,690,895
3,000,000	6.314%, 7/20/20231, 3, 4	2,721,390
1,700,000	0.000%, 11/20/20244	1,700,000
5,000,000	6.187%, 11/20/20241, 4	4,743,500
1,980,000	Diamond Lake CLO Ltd. (Cayman Islands) 2.018%, 12/1/20191, 3, 4	1,688,086
3,000,000	Dryden XXII Senior Loan Fund (Cayman Islands) 5.540%, 1/15/20221, 3, 4	2,764,338
3,000,000	Fraser Sullivan CLO Ltd. (Cayman Islands) 1.879%, 12/20/20201, 3, 4	2,592,168
2,000,000	LCM LP (Cayman Islands) 4.540%, 7/14/20221, 3, 4	1,734,966
5,000,000	Madison Park Funding I Ltd. (Cayman Islands) 4.789%, 6/15/20221, 3, 4	4,428,025
		27,063,368
	CORPORATE – 24.5%
350,000	AerCap Aviation Solutions BV (Netherlands) 6.375%, 5/30/20173	364,000
151,000	Air Lease Corp. 3.875%, 12/1/20184, 5, 6	158,833
500,000	Aircastle Ltd. (Bermuda) 6.750%, 4/15/20173	537,500
45,000	Alere, Inc. 3.000%, 5/15/20165, 6	42,694
418,000	AMC Entertainment, Inc. 9.750%, 12/1/20203, 6	471,295
63,000	American Equity Investment Life Holding Co. 5.250%, 12/6/20293, 4, 5, 6	82,412

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
$400,000	Amsted Industries, Inc. 8.125%, 3/15/20183, 4	$432,000
359,000	Amtrust Financial Services, Inc. 5.500%, 12/15/20214, 5, 6	404,099
500,000	Antero Resources Finance Corp. 9.375%, 12/1/20173	553,750
250,000	ARAMARK Corp. 3.945%, 2/1/20151, 3	250,937
150,000	Asbury Automotive Group, Inc. 7.625%, 3/15/20173	155,438
350,000	Avaya, Inc. 7.000%, 4/1/20193, 4	321,125
350,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 8.250%, 1/15/20193	383,687
400,000	Berry Plastics Corp. 5.090%, 2/15/20151, 3	401,400
45,000	Burlington Coat Factory Warehouse Corp. 10.000%, 2/15/20193, 6	49,894
82,000	Cadence Design Systems, Inc. 2.625%, 6/1/20155, 6	143,193
194,000	Callaway Golf Co. 3.750%, 8/15/20193, 4, 5, 6	186,361
300,000	Calpine Corp. 7.250%, 10/15/20173, 4	319,500
200,000	Carmike Cinemas, Inc. 7.375%, 5/15/20193	216,500
400,000	Carrizo Oil & Gas, Inc. 8.625%, 10/15/20183	433,000
294,000	CDW LLC / CDW Finance Corp. 12.535%, 10/12/20173, 6	316,417
269,000	Cemex S.A.B. de C.V. (Mexico) 4.875%, 3/15/20155, 6	280,432
250,000	Centene Corp. 5.750%, 6/1/20173	270,000
6,381	CenterPoint Energy, Inc. 0.000%, 9/15/20291, 3, 5, 6	256,835
82,000	Chart Industries, Inc. 2.000%, 8/1/20185, 6	104,858
250,000	Chesapeake Energy Corp. 9.500%, 2/15/20153	281,250
250,000	CHS/Community Health Systems, Inc. 5.125%, 8/15/20183	260,000
64,000	Ciena Corp. 3.750%, 10/15/20184, 5, 6	65,080

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
$260,000	Cincinnati Bell, Inc. 8.250%, 10/15/20173, 6	$279,500
	Claire's Stores, Inc.
379,000	8.875%, 3/15/20193, 6	345,364
671,000	9.000%, 3/15/20193, 4, 6	703,711
400,000	CNH Capital LLC 6.250%, 11/1/20163, 4	434,000
300,000	CommScope, Inc. 8.250%, 1/15/20193, 4	324,750
350,000	Copano Energy LLC / Copano Energy Finance Corp. 7.750%, 6/1/20183	369,250
185,000	Covanta Holding Corp. 3.250%, 6/1/20145, 6	225,006
400,000	Crosstex Energy LP / Crosstex Energy Finance Corp. 8.875%, 2/15/20183	431,000
137,000	Cubist Pharmaceuticals, Inc. 2.500%, 11/1/20175, 6	219,885
123,000	DFC Global Corp. 3.250%, 4/15/20174, 5, 6	129,688
500,000	DPL, Inc. 6.500%, 10/15/20163	545,000
	DR Horton, Inc.
348,000	6.875%, 5/1/20136	358,440
147,000	2.000%, 5/15/20145	243,193
353,000	DryShips, Inc. (Marshall Islands) 5.000%, 12/1/20145, 6	290,122
150,000	DuPont Fabros Technology LP 8.500%, 12/15/20173	165,750
	Eksportfinans ASA
55,000	2.000%, 9/15/2015	52,282
82,000	2.375%, 5/25/2016	77,326
CHF 145,000	2.250%, 2/11/2021	139,037
$272,000	Electronic Arts, Inc. 0.750%, 7/15/20165, 6	248,030
195,000	Endo Health Solutions, Inc. 1.750%, 4/15/20155, 6	223,763
	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
150,000	11.000%, 10/1/20213, 6	142,500
186,000	11.750%, 3/1/20223, 4, 6	182,745
250,000	Everest Acquisition LLC / Everest Acquisition Finance, Inc. 6.875%, 5/1/20193, 4	271,250
87,000	Exelixis, Inc. 4.250%, 8/15/20195, 6	91,894

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
$500,000	FMG Resources August 2006 Pty. Ltd. (Australia) 6.375%, 2/1/20163, 4	$502,500
300,000	Frontier Communications Corp. 7.125%, 3/15/20193	324,000
	General Cable Corp.
250,000	2.735%, 4/1/20151, 3	247,500
429,000	4.500%, 11/15/20291, 5, 6	450,182
250,000	GenOn Energy, Inc. 7.875%, 6/15/20173	271,250
49,000	Greenbrier Cos., Inc. 3.500%, 4/1/20185, 6	45,386
124,000	GT Advanced Technologies, Inc. 3.000%, 10/1/20175, 6	112,763
178,000	Hawaiian Holdings, Inc. 5.000%, 3/15/20165, 6	188,569
400,000	Hertz Corp. 7.500%, 10/15/20183	436,000
132,000	Hertz Global Holdings, Inc. 5.250%, 6/1/20145	228,112
350,000	Holly Energy Partners LP / Holly Energy Finance Corp. 8.250%, 3/15/20183	379,750
80,000	Hornbeck Offshore Services, Inc. 1.500%, 9/1/20194, 5, 6	80,600
107,000	Horsehead Holding Corp. 3.800%, 7/1/20175, 6	99,243
500,000	Huntsman International LLC 5.500%, 6/30/20163	501,875
400,000	iGATE Corp. 9.000%, 5/1/20163	439,000
141,000	Illumina, Inc. 0.250%, 3/15/20164, 5, 6	133,333
300,000	Ineos Finance PLC (United Kingdom) 9.000%, 5/15/20153, 4	319,500
250,000	Intelsat Jackson Holdings S.A. (Luxembourg) 7.250%, 10/15/20203, 4, 6	266,250
400,000	International Lease Finance Corp. 5.750%, 5/15/2016	424,234
64,000	Isis Pharmaceuticals, Inc. 2.750%, 10/1/20194, 5, 6	60,000
140,000	ITC Deltacom, Inc. 10.500%, 4/1/20163	151,200
500,000	Jarden Corp. 7.500%, 5/1/20173	573,750

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
$103,000	Jefferies Group, Inc. 3.875%, 11/1/20293, 5, 6	$99,717
70,000	JetBlue Airways Corp. 6.750%, 10/15/20393, 5, 6	91,219
350,000	JMC Steel Group 8.250%, 3/15/20183, 4	357,000
106,000	Kaiser Aluminum Corp. 4.500%, 4/1/20155, 6	143,895
150,000	Kemet Corp. 10.500%, 5/1/20183	150,188
85,000	KKR Financial Holdings LLC 7.500%, 1/15/20175, 6	126,650
226,000	Knight Capital Group, Inc. 3.500%, 3/15/20155, 6	209,050
400,000	Lamar Media Corp. 7.875%, 4/15/20183	442,000
225,000	Lennar Corp. 2.750%, 12/15/20203, 4, 5, 6	406,266
7,000	Level 3 Communications, Inc. 7.000%, 3/15/20155, 6	8,133
320,000	Level 3 Financing, Inc. 8.625%, 7/15/20203, 6	350,000
355,000	Liberty Interactive LLC 3.250%, 3/15/20313, 5, 6	329,262
218,000	LifePoint Hospitals, Inc. 3.500%, 5/15/20145, 6	225,085
250,000	Linn Energy LLC / Linn Energy Finance Corp. 6.250%, 11/1/20193, 4	251,250
129,000	Live Nation Entertainment, Inc. 2.875%, 7/15/20273, 5, 6	128,194
350,000	Martin Midstream Partners LP / Martin Midstream Finance Corp. 8.875%, 4/1/20183	368,812
54,000	Medicines Co. 1.375%, 6/1/20174, 5, 6	56,261
186,000	MGM Resorts International 4.250%, 4/15/20155, 6	191,115
410,000	Microchip Technology, Inc. 2.125%, 12/15/20375, 6	497,894
453,000	Micron Technology, Inc. 1.500%, 8/1/20313, 5, 6	388,447
80,000	National Financial Partners Corp. 4.000%, 6/15/20175, 6	126,500
694,114	Neenah Paper, Inc. 7.375%, 11/15/20143	699,320

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
$61,000	Newpark Resources, Inc. 4.000%, 10/1/20175, 6	$60,924
400,000	Novelis, Inc. (Canada) 8.375%, 12/15/20173	437,000
187,000	Novellus Systems, Inc. 2.625%, 5/15/20415, 6	228,257
145,000	NuVasive, Inc. 2.750%, 7/1/20175, 6	123,159
500,000	PAETEC Holding Corp. 8.875%, 6/30/20173	541,250
227,000	Peabody Energy Corp. 4.750%, 12/15/20413, 5, 6	206,854
200,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp. 8.250%, 4/15/20183	208,750
	PHH Corp.
264,000	4.000%, 9/1/20145, 6	290,565
70,000	6.000%, 6/15/20175, 6	129,500
250,000	7.375%, 9/1/20193	268,750
	Ply Gem Industries, Inc.
417,000	9.375%, 4/15/20173, 4, 6	438,892
198,000	8.250%, 2/15/20183, 6	212,355
151,000	PNM Resources, Inc. 9.250%, 5/15/2015	173,273
250,000	Polymer Group, Inc. 7.750%, 2/1/20193	268,750
350,000	Provident Funding Associates LP / PFG Finance Corp. 10.250%, 4/15/20173, 4	384,562
250,000	Quicksilver Resources, Inc. 8.250%, 8/1/20153	244,375
758,000	Realogy Corp. 11.500%, 4/15/20173, 6	822,430
202,000	Regis Corp. 5.000%, 7/15/20145, 6	246,819
	Rite Aid Corp.
122,000	6.875%, 8/15/20136	125,508
305,636	9.500%, 6/15/20173, 6	315,569
250,000	Rockies Express Pipeline LLC 3.900%, 4/15/20153, 4	248,750
28,000	Ryland Group, Inc. 1.625%, 5/15/20185, 6	36,190
	SBA Communications Corp.
202,000	4.000%, 10/1/20145	452,859
200,000	5.625%, 10/1/20193, 4	204,000

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
$250,000	Seagate HDD (Cayman Islands) 7.750%, 12/15/20183	$272,500
250,000	Shelf Drilling Holdings Ltd. (Cayman Islands) 8.625%, 11/1/20183, 4	252,500
127,000	Standard Pacific Corp. 1.250%, 8/1/20323, 5, 6	144,224
200,000	Steel Dynamics, Inc. 6.125%, 8/15/20193, 4	210,000
246,000	Sterlite Industries India Ltd. (India) 4.000%, 10/30/20145, 6	235,084
127,000	Stillwater Mining Co. 1.750%, 10/15/20323, 5	131,524
350,000	SunGard Data Systems, Inc. 7.375%, 11/15/20183	378,437
68,000	Sunrise Senior Living, Inc. 5.000%, 4/1/20415, 6	97,665
176,000	Take-Two Interactive Software, Inc. 1.750%, 12/1/20164, 5, 6	168,190
65,000	Toll Brothers Finance Corp. 0.500%, 9/15/20323, 4, 5, 6	66,178
377,000	Tops Holding Corp. / Tops Markets LLC 10.125%, 10/15/20153, 6	397,971
250,000	Triumph Group, Inc. 8.000%, 11/15/20173	275,625
400,000	Universal Hospital Services, Inc. 4.111%, 6/1/20151, 3	396,500
300,000	Univision Communications, Inc. 6.875%, 5/15/20193, 4	308,250
400,000	UR Financing Escrow Corp. 5.750%, 7/15/20183, 4	431,500
350,000	Valeant Pharmaceuticals International 6.875%, 12/1/20183, 4	374,937
429,000	VeriSign, Inc. 3.250%, 8/15/20375, 6	533,301
252,000	Virgin Media, Inc. 6.500%, 11/15/20165, 6	471,082
65,000	Vishay Intertechnology, Inc. 2.250%, 6/1/20424, 5, 6	55,981
350,000	Viskase Cos., Inc. 9.875%, 1/15/20183, 4	363,125
153,000	Walter Investment Management Corp. 4.500%, 11/1/20195	171,743
262,000	WebMD Health Corp. 2.500%, 1/31/20185, 6	223,028

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
$140,000	WellPoint, Inc. 2.750%, 10/15/20424, 5, 6	$146,650
229,000	WESCO International, Inc. 6.000%, 9/15/20293, 5	546,737
158,000	Western Refining, Inc. 5.750%, 6/15/20145, 6	378,509
400,000	WPX Energy, Inc. 5.250%, 1/15/20173	429,000
89,000	Wright Medical Group, Inc. 2.000%, 8/15/20174, 5, 6	93,506
221,000	XM Satellite Radio, Inc. 7.000%, 12/1/20144, 5, 6	365,755
		40,706,074
	GOVERNMENT – 0.9%
447,800	Argentina Bogar Bonds (Argentina) 3.684%, 2/4/20181	94,676
3,328,560	Argentine Republic Government International Bond (Argentina) 0.000%, 12/15/20351	367,806
€620,000	Netherlands Government Bond (Netherlands) 2.250%, 7/15/20224	839,775

	Venezuela Government International Bond
$60,000	9.250%, 5/7/2028	53,250
227,000	9.375%, 1/13/20346	202,597
		1,558,104
	TOTAL BONDS (Cost $66,192,641)	69,327,546

Number of Shares		Value

	COMMON STOCKS – 18.7%
	CONSUMER DISCRETIONARY – 2.6%
18,704	Callaway Golf Co.6	102,124
7,270	Carter's, Inc.*	393,016
3,900	Coach, Inc.	218,595
4,800	GNC Holdings, Inc. - Class A	185,616
15,566	Grand Canyon Education, Inc.*	338,716
2,450	Home Depot, Inc.	150,381
4,690	HomeAway, Inc.*	120,580
17,410	International Game Technology	223,544
8,579	K12, Inc.*	175,612
4,250	Las Vegas Sands Corp.	197,370
1,754	Lennar Corp. - Class A	65,722
4,630	Michael Kors Holdings Ltd. (China)	253,215

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
2,650	Oxford Industries, Inc.	$147,022
5,460	Pier 1 Imports, Inc.	111,384
1,310	Polaris Industries, Inc.	110,695
6,070	Royal Caribbean Cruises Ltd.6	204,377
4,490	Shutterfly, Inc.*, 6	135,867
13,759	Skechers U.S.A., Inc. - Class A*	228,399
20,365	Stage Stores, Inc.	498,943
4,070	Starbucks Corp.6	186,813
1,880	VF Corp.6	294,183
		4,342,174
	CONSUMER STAPLES – 0.7%
2,190	Anheuser-Busch InBev N.V. - ADR (Belgium)	183,522
2,760	Brown-Forman Corp. - Class B	176,806
7,940	Coca-Cola Co.	295,209
2,270	Costco Wholesale Corp.	223,436
45,780	Rite Aid Corp.*, 6	53,105
5,741	Spectrum Brands Holdings, Inc.	261,158
		1,193,236
	ENERGY – 2.3%
1,880	Anadarko Petroleum Corp.	129,363
4,280	Cabot Oil & Gas Corp.	201,074
4,460	Concho Resources, Inc.*	384,095
4,329	Continental Resources, Inc.*	311,082
10,613	Energy XXI Bermuda Ltd. (Bermuda)	351,290
1,570	EOG Resources, Inc.	182,889
4,603	Geospace Technologies Corp.*	297,952
7,450	Golar LNG Ltd. (Bermuda)6	290,774
39,600	Golar LNG Partners LP (Bermuda)6	1,198,296
5,500	Kinder Morgan, Inc.6	190,905
8,934	Northern Oil and Gas, Inc.*	135,440
3,120	Schlumberger Ltd.	216,934
		3,890,094
	FINANCIALS – 2.4%
3,784	Annaly Capital Management, Inc. - REIT6	61,074
4,293	Apollo Commercial Real Estate Finance, Inc. - REIT6	72,595
44,700	Ares Capital Corp.6	780,462
3,700	Arlington Asset Investment Corp. - Class A6	82,325
1,500	Blackstone Group LP6	23,040
13,022	Chesapeake Lodging Trust - REIT	245,465
4,549	Colony Financial, Inc. - REIT6	91,025

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
10,694	Fifth Street Finance Corp.6	$116,671
562	Forest City Enterprises, Inc. - Class A*	9,020
37,493	Host Hotels & Resorts, Inc.	542,149
5,093	MFA Financial, Inc. - REIT	41,610
47,400	Newcastle Investment Corp. - REIT6	410,010
16,544	PennantPark Investment Corp.6	181,984
5,300	PennyMac Mortgage Investment Trust - REIT6	134,832
2,050	Signature Bank*	146,042
2,430	Simon Property Group, Inc. - REIT6	369,870
3,152	Starwood Property Trust, Inc. - REIT6	72,244
1,500	THL Credit, Inc.6	21,405
17,300	TICC Capital Corp.6	179,574
9,400	Two Harbors Investment Corp. - REIT6	112,142
9,510	Wells Fargo & Co.6	320,392
		4,013,931
	HEALTH CARE – 1.8%
1,680	Abbott Laboratories	110,074
4,170	Agilent Technologies, Inc.	150,078
5,329	Air Methods Corp.*	584,218
2,180	Alexion Pharmaceuticals, Inc.*, 6	197,029
2,160	Allergan, Inc.	194,227
1,170	Biogen Idec, Inc.*, 6	161,717
20,589	Conceptus, Inc.*	387,897
3,260	Express Scripts Holding Co.*	200,621
355	Intuitive Surgical, Inc.*	192,488
2,610	Johnson & Johnson	184,840
33,147	VCA Antech, Inc.*	649,018
		3,012,207
	INDUSTRIALS – 2.9%
6,640	AMETEK, Inc.6	236,052
7,517	Apogee Enterprises, Inc.	153,121
15,097	Atlas Air Worldwide Holdings, Inc.*	830,184
3,040	BE Aerospace, Inc.*	137,074
8,170	Chicago Bridge & Iron Co. N.V. (Netherlands)	306,783
1,470	Deere & Co.	125,597
4,170	Equifax, Inc.	208,667
2,370	Honeywell International, Inc.	145,139
2,500	Macquarie Infrastructure Co. LLC6	104,225
2,598	MYR Group, Inc.*	55,026
30,242	Quanta Services, Inc.*	784,175
1,660	SPX Corp.	113,859

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
33,509	Tetra Tech, Inc.*	$869,223
2,740	Triumph Group, Inc.6	179,251
9,422	United Rentals, Inc.*	383,099
17,342	Wabash National Corp.*	109,428
		4,740,903
	INFORMATION TECHNOLOGY – 5.4%
5,129	3D Systems Corp.*	223,112
5,730	Akamai Technologies, Inc.*, 6	217,683
365	Apple, Inc.	217,212
23,233	Blucora, Inc.*	407,739
10,590	Broadcom Corp. - Class A6	333,956
5,825	Cabot Microelectronics Corp.	173,585
4,300	Cavium, Inc.*	142,674
5,807	CommVault Systems, Inc.*	362,763
6,090	eBay, Inc.*	294,086
13,812	Ellie Mae, Inc.*	345,300
9,760	EMC Corp.*	238,339
3,550	F5 Networks, Inc.*	292,804
14,450	Fortinet, Inc.*	279,896
1,320	LinkedIn Corp. - Class A*	141,148
12,846	Microsoft Corp.	366,561
49,079	NVIDIA Corp.	587,476
5,884	OSI Systems, Inc.*	466,307
2,950	QUALCOMM, Inc.	172,796
4,313	RADWARE Ltd. (Israel)*	141,466
81,269	RF Micro Devices, Inc.*	358,396
44,468	Silicon Motion Technology Corp. - ADR (Taiwan)*	608,767
42,255	Skyworks Solutions, Inc.*	988,767
4,870	Tencent Holdings Ltd. (China)	172,177
8,030	TIBCO Software, Inc.*, 6	202,436
3,740	Trimble Navigation Ltd.*, 6	176,453
22,284	Ultratech, Inc.*	688,798
2,440	Visa, Inc. - Class A6	338,574
1,300	VMware, Inc. - Class A*	110,201
		9,049,472
	MATERIALS – 0.3%
1,960	Monsanto Co.	168,697
12,470	Yamana Gold, Inc. (Canada)6	252,019
		420,716

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TELECOMMUNICATION SERVICES – 0.3%
1,198	AT&T, Inc.	$41,439
714	Cellcom Israel Ltd. (Israel)6	6,340
511	Chunghwa Telecom Co., Ltd. - ADR (Taiwan)6	15,882
949	Deutsche Telekom A.G. (Germany)	10,836
1,633	Deutsche Telekom A.G. - ADR (Germany)6	18,698
3,155	France Telecom S.A. - ADR (France)6	35,399
794	KT Corp. - ADR (South Korea)6	13,458
2,100	Level 3 Communications, Inc.*, 6	43,050
2,798	Mobile Telesystems OJSC - ADR (Russia)6	47,958
244	Philippine Long Distance Telephone Co. - ADR (Philippines)6	15,501
803	SK Telecom Co., Ltd. - ADR (South Korea)6	12,551
7,641	StarHub Ltd. (Singapore)	23,052
922	Telefonica Czech Republic A.S. (Czech Republic)	18,364
3,300	Telekomunikacja Polska S.A. - GDR (Poland)6	12,457
5,600	tw telecom, Inc.*, 6	142,632
1,430	Verizon Communications, Inc.	63,835
		521,452
	TOTAL COMMON STOCKS (Cost $30,560,434)	31,184,185

	PREFERRED STOCKS – 5.0%
	CONSUMER DISCRETIONARY – 0.2%
2,732	Beazer Homes USA, Inc. 7.500%, 7/15/20155	76,496
301	Interpublic Group of Cos., Inc. 5.250%, 12/31/20493, 5, 6	301,075
		377,571
	CONSUMER STAPLES – 0.5%
3,953	Bunge Ltd. (Bermuda) 4.875%, 12/31/20495, 6	401,970
327	Universal Corp. 6.750%, 3/15/20183, 5, 6	374,497
		776,467
	ENERGY – 0.9%
416	Chesapeake Energy Corp. 5.750%, 12/31/20494, 5, 6	395,460
603	Energy XXI Bermuda Ltd. (Bermuda) 5.625%, 12/31/20495	215,384
5,324	Goodrich Petroleum Corp. 5.375%, 12/31/20495, 6	189,335

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	ENERGY (Continued)
733	Penn Virginia Corp. 6.000%, 12/31/20495	$70,890
2,025	Petroquest Energy, Inc. 6.875%, 12/31/20495, 6	71,761
1,385	Sanchez Energy Corp. 4.875%, 12/31/20494, 5, 6	68,990
4,723	SandRidge Energy, Inc. 7.000%, 12/31/20495, 6	469,053
		1,480,873
	FINANCIALS – 2.1%
8,898	2009 Dole Food Automatic Common Exchange Security Trust 7.000%, 11/1/20124, 5, 6	111,781
13,483	Alexandria Real Estate Equities, Inc. 7.000%, 12/31/20495, 6	369,940
10,078	AMG Capital Trust II 5.150%, 10/15/20375	477,445
2,906	AngloGold Ashanti Holdings Finance PLC (Isle of Man) 6.000%, 9/15/20135, 6	117,490
4,569	Aspen Insurance Holdings Ltd. (Bermuda) 5.625%, 12/31/20495, 6	271,284
111	Bank of America Corp. 7.250%, 12/31/20495, 6	123,376
3,446	Citigroup, Inc. 7.500%, 12/15/20125, 6	353,043
6,329	Health Care REIT, Inc. 6.500%, 12/31/20495, 6	356,006
3,096	KeyCorp 7.750%, 12/31/20495, 6	386,613
5,850	MetLife, Inc. 5.000%, 10/8/20145	271,966
128	Oriental Financial Group, Inc. (Puerto Rico) 7.125%, 12/3/20124, 5	154,880
11,376	Synovus Financial Corp. 8.250%, 5/15/20135, 6	249,817
	Wintrust Financial Corp.
2,052	7.500%, 12/15/20135, 6	114,344
109	5.000%, 12/31/20495, 6	113,660
		3,471,645
	HEALTH CARE – 0.7%
1,904	Alere, Inc. 3.000%, 12/31/20495, 6	392,224

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	HEALTH CARE (Continued)
460	HealthSouth Corp. 6.500%, 12/31/20495, 6	$479,953
5,974	Omnicare Capital Trust II 4.000%, 12/3/20123, 5, 6	279,098
		1,151,275
	INDUSTRIALS – 0.4%
15,426	2010 Swift Mandatory Common Exchange Security Trust 6.000%, 12/31/20134, 5, 6	152,545
10,429	Continental Airlines Finance Trust II 6.000%, 11/23/20123, 5, 6	347,089
3,090	United Technologies Corp. 7.500%, 8/1/20155, 6	168,034
		667,668
	INFORMATION TECHNOLOGY – 0.1%
3,203	Unisys Corp. 6.250%, 3/1/20145	172,962

	MATERIALS – 0.0%
4,741	Thompson Creek Metals Co., Inc. (Canada) 6.500%, 5/15/20155, 6	73,486

	TELECOMMUNICATION SERVICES – 0.1%
1,631	Iridium Communications, Inc. 7.000%, 12/31/20494, 5	162,998

	TOTAL PREFERRED STOCKS (Cost $8,054,914)	8,334,945

	EXCHANGE-TRADED FUNDS – 8.0%
5,000	iShares iBoxx $High Yield Corporate Bond Fund - ETF	463,150
12,000	iShares Russell 2000 Index Fund - ETF	974,880
2,366	Market Vectors Gold Miners ETF - ETF6	125,043
83,500	SPDR S&P 500 ETF Trust - ETF	11,788,530

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,835,970)	13,351,603

	CLOSED-END FUND – 0.0%
1,700	Kayne Anderson MLP Investment Co.6	53,295

	TOTAL CLOSED-END FUNDS (Cost $49,826)	53,295

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTION CONTRACTS – 0.2%
	CALL OPTIONS – 0.1%
	EQUITY – 0.1%
22	Altisource Portfolio Solutions S.A. Exercise Price: $130.00, Expiration Date: November 17, 2012	$1,320
10	Ellie Mae, Inc Exercise Price: $22.50, Expiration Date: November 17, 2012	3,600
	Glu Mobile, Inc.
125	Exercise Price: $5.00, Expiration Date: December 22, 2012	1,250
63	Exercise Price: $5.00, Expiration Date: November 17, 2012	315
31	IPG Photonics Corp. Exercise Price: $60.00, Expiration Date: November 17, 2012	930
	Microsoft Corp.
25	Exercise Price: $30.00, Expiration Date: January 19, 2013	1,225
31	Exercise Price: $28.00, Expiration Date: January 19, 2013	4,185
	NVIDIA Corp.
42	Exercise Price: $13.00, Expiration Date: November 17, 2012	840
41	Exercise Price: $12.00, Expiration Date: November 17, 2012	2,173
	RF Micro Devices, Inc.
104	Exercise Price: $4.00, Expiration Date: December 22, 2012	5,980
437	Exercise Price: $4.00, Expiration Date: November 17, 2012	19,665
51	Exercise Price: $5.00, Expiration Date: January 19, 2013	1,020
31	Silicon Motion Technology Corp. Exercise Price: $12.50, Expiration Date: November 17, 2012	4,418
	Skechers U.S.A., Inc.
10	Exercise Price: $18.00, Expiration Date: November 17, 2012	200
93	Exercise Price: $17.00, Expiration Date: November 17, 2012	3,255
	Skyworks Solutions, Inc.
52	Exercise Price: $24.00, Expiration Date: November 17, 2012	5,720
59	Exercise Price: $23.00, Expiration Date: November 17, 2012	9,027
38	United Rentals, Inc. Exercise Price: $33.00, Expiration Date: November 17, 2012	28,500
		93,623
	TOTAL CALL OPTIONS (Cost $84,636)	93,623

	PUT OPTIONS – 0.1%
	COMMODITY – 0.0%
3	Gold Future (CMX) Exercise Price: $1,700.00, Expiration Date: November 28, 2012	4,710

	EQUITY – 0.1%
52	Crocs, Inc. Exercise Price: $16.00, Expiration Date: November 17, 2012	17,680
200	CurrencyShares Japanese Yen Trust - ETF Exercise Price: $110.00, Expiration Date: January 19, 2013	–

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTION CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	EQUITY (Continued)
	Garmin Ltd.
25	Exercise Price: $42.00, Expiration Date: November 17, 2012	$11,775
13	Exercise Price: $42.00, Expiration Date: January 19, 2013	7,150
21	Exercise Price: $38.00, Expiration Date: January 19, 2013	3,339
10	General Dynamics Corp. Exercise Price: $62.50, Expiration Date: November 17, 2012	100
300	iShares iBoxx $High Yield Corporate Bond Fund Exercise Price: $92.00, Expiration Date: November 17, 2012	16,500
15	L-3 Communications Holdings, Inc. Exercise Price: $70.00, Expiration Date: January 19, 2013	2,175
	Lockheed Martin Corp.
5	Exercise Price: $90.00, Expiration Date: December 22, 2012	688
10	Exercise Price: $87.50, Expiration Date: December 22, 2012	800
25	Exercise Price: $90.00, Expiration Date: November 17, 2012	1,000
31	Market Vectors Semiconductor ETF Exercise Price: $44.00, Expiration Date: December 22, 2012	2,402
10	Northrop Grumman Corp. Exercise Price: $65.00, Expiration Date: November 17, 2012	300
20	Raytheon Co. Exercise Price: $55.00, Expiration Date: November 17, 2012	500
	S&P 500 E-mini
71	Exercise Price: $1,400.00, Expiration Date: November 17, 2012	62,835
32	Exercise Price: $1,350.00, Expiration Date: November 17, 2012	8,960
21	Sherwin-Williams Co. Exercise Price: $140.00, Expiration Date: December 22, 2012	8,610
	SPDR S&P 500 ETF Trust
100	Exercise Price: $137.00, Expiration Date: January 1, 2013	24,900
100	Exercise Price: $137.00, Expiration Date: December 22, 2012	23,100
100	Exercise Price: $138.00, Expiration Date: November 17, 2012	11,100
77	Titan International, Inc. Exercise Price: $17.50, Expiration Date: November 17, 2012	385
5	Trex Co., Inc. Exercise Price: $35.00, Expiration Date: November 17, 2012	800
		205,099
	TOTAL PUT OPTIONS (Cost $242,937)	209,809

	TOTAL PURCHASED OPTION CONTRACTS (Cost $327,573)	303,432

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 1.3%
	REPURCHASE AGREEMENTS – 1.3%
	Agreement with J.P. Morgan
€206,609	(0.250)%, 11/1/2012 Collateral for France Government Bond 4.250%, 10/25/2023. Sell/Buy Back Transaction. Repurchase proceeds are €206,598.6	$267,795
819,599	(0.150)%, 11/1/2012 Collateral for France Government Bond 4.250%, 10/25/2023. Sell/Buy Back Transaction. Repurchase proceeds are €819,555.6	1,062,317
199,122	(0.200)%, 11/7/2012 Collateral for France Government Bond 4.250%, 10/25/2023. Sell/Buy Back Transaction. Repurchase proceeds are €199,116.6	258,091
446,516	(0.200)%, 11/15/2012 Collateral for France Government Bond 4.250%, 10/25/2023. Sell/Buy Back Transaction. Repurchase proceeds are €446,482.6	578,749
		2,166,952
	SHORT-TERM INVESTMENTS (Cost $2,168,301)	2,166,952

	TOTAL INVESTMENTS – 76.7% (Cost $123,084,052)	127,631,477
	Other Assets in Excess of Liabilities – 23.3%	38,767,105

	TOTAL NET ASSETS – 100.0%	$166,398,582

	SECURITIES SOLD SHORT – (22.6)%
	BONDS – (0.8)%
	CORPORATE – (0.3)%
$(554,000)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 9.875%, 8/15/20193	(583,085)

	GOVERNMENT – (0.5)%
€(535,000)	France Government Bond OAT (France) 4.250%, 10/25/2023	(819,191)

	TOTAL BONDS (Proceeds $1,386,146)	(1,402,276)

Number of Shares		Value

	COMMON STOCKS – (16.1)%
	CONSUMER DISCRETIONARY – (2.9)%
(3,119)	Beazer Homes USA, Inc.*	(51,432)
(34,960)	Callaway Golf Co.	(190,882)
(1,482)	CBS Corp. - Class B	(48,017)
(3,471)	Cinemark Holdings, Inc.	(85,699)
(2,330)	Daimler A.G. (Germany)	(108,796)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
(3,100)	DeVry, Inc.	$(81,406)
(9,232)	DR Horton, Inc.	(193,503)
(2,375)	Garmin Ltd. (Switzerland)	(90,226)
(12,148)	Interpublic Group of Cos., Inc.	(122,695)
(8,123)	Lennar Corp. - Class A	(304,369)
(476)	Live Nation Entertainment, Inc.*	(4,355)
(8,080)	Marriott International, Inc. - Class A	(294,758)
(3,725)	McDonald's Corp.	(323,330)
(3,504)	MGM Resorts International*	(36,126)
(1,450)	NIKE, Inc. - Class B	(132,501)
(2,100)	Nordstrom, Inc.	(119,217)
(1,260)	O'Reilly Automotive, Inc.*	(107,957)
(9,552)	Regis Corp.	(159,136)
(603)	Ryland Group, Inc.	(20,424)
(94,454)	Sirius XM Radio, Inc.*	(264,471)
(9,429)	Standard Pacific Corp.*	(65,060)
(723)	Swatch Group A.G. (Switzerland)	(299,199)
(1,750)	Tiffany & Co.	(110,635)
(2,670)	Tim Hortons, Inc. (Canada)	(132,646)
(422)	Time Warner Cable, Inc.	(41,825)
(1,684)	Time Warner, Inc.	(73,170)
(552)	Toll Brothers, Inc.*	(18,222)
(5,582)	Viacom, Inc. - Class B	(286,189)
(11,153)	Virgin Media, Inc.	(365,149)
(11,940)	Weight Watchers International, Inc.	(599,985)
(3,990)	Wolverine World Wide, Inc.	(167,061)
		(4,898,441)
	CONSUMER STAPLES – (0.5)%
(2,391)	Bunge Ltd.	(169,832)
(2,850)	Coca-Cola Enterprises, Inc.	(89,604)
(7,988)	Dole Food Co., Inc.*	(100,569)
(2,760)	General Mills, Inc.	(110,621)
(5,755)	Universal Corp.	(285,218)
		(755,844)
	ENERGY – (1.1)%
(1,860)	Apache Corp.	(153,915)
(11,906)	Chesapeake Energy Corp.	(241,216)
(5,070)	Energy XXI Bermuda Ltd. (Bermuda)	(167,817)
(5,991)	Goodrich Petroleum Corp.*	(73,869)
(2,180)	Helmerich & Payne, Inc.	(104,204)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY (Continued)
(1,040)	Hornbeck Offshore Services, Inc.*	$(36,026)
(3,867)	Newpark Resources, Inc.*	(26,257)
(2,338)	Peabody Energy Corp.	(65,230)
(9,471)	Penn Virginia Corp.	(42,809)
(4,487)	Petroquest Energy, Inc.*	(27,371)
(2,490)	Plains Exploration & Production Co.*	(88,793)
(2,093)	Sanchez Energy Corp.	(37,800)
(53,254)	SandRidge Energy, Inc.*	(331,240)
(3,850)	Ultra Petroleum Corp.*	(87,818)
(13,758)	Western Refining, Inc.	(342,161)
		(1,826,526)
	FINANCIALS – (1.9)%
(1,387)	Affiliated Managers Group, Inc.*	(175,455)
(2,008)	Alexandria Real Estate Equities, Inc. - REIT	(141,423)
(4,876)	American Equity Investment Life Holding Co.	(56,123)
(8,734)	Amtrust Financial Services, Inc.	(211,363)
(5,079)	Aspen Insurance Holdings Ltd. (Bermuda)	(164,306)
(119)	Bank of America Corp.	(1,109)
(5,083)	Citigroup, Inc.	(190,053)
—	Country Garden Holdings Co., Ltd. (China)*	—
(3,940)	DFC Global Corp.*	(66,389)
(14,773)	DuPont Fabros Technology, Inc. - REIT	(317,029)
(562)	Forest City Enterprises, Inc. - Class A*	(9,020)
(3,614)	Health Care REIT, Inc. - REIT	(214,780)
(412)	Jefferies Group, Inc.	(5,867)
(7,708)	KeyCorp	(64,901)
(7,310)	KKR Financial Holdings LLC	(74,635)
(2,179)	Knight Capital Group, Inc. - Class A*	(5,731)
(4,766)	MetLife, Inc.	(169,145)
(680)	Muenchener Rueckversicherungs A.G. (Germany)	(109,291)
(5,285)	National Financial Partners Corp.*	(96,980)
(8,288)	Oriental Financial Group, Inc. (Puerto Rico)	(97,633)
(8,606)	PHH Corp.*	(179,091)
(358)	Shui On Land Ltd. (China)	(151)
(5,760)	State Street Corp.	(256,723)
(81,664)	Synovus Financial Corp.	(200,077)
(1,997)	Walter Investment Management Corp.*	(96,515)
(4,523)	Wintrust Financial Corp.	(167,125)
		(3,070,915)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	HEALTH CARE – (1.5)%
(8,766)	Alere, Inc.*	$(168,307)
(3,591)	Analogic Corp.	(264,513)
(1,960)	Becton, Dickinson and Co.	(148,333)
(1,000)	BioMarin Pharmaceutical, Inc.*	(37,040)
(1,500)	C.R. Bard, Inc.	(144,285)
(4,093)	Cubist Pharmaceuticals, Inc.*	(175,590)
(1,110)	Edwards Lifesciences Corp.*	(96,381)
(4,775)	Endo Health Solutions, Inc.*	(136,852)
(12,342)	Exelixis, Inc.*	(58,624)
(9,062)	HealthSouth Corp.*	(200,542)
(483)	Illumina, Inc.*	(22,947)
(2,627)	Isis Pharmaceuticals, Inc.*	(22,724)
(1,263)	LifePoint Hospitals, Inc.*	(44,634)
(1,256)	Medicines Co.*	(27,532)
(1,840)	Mettler-Toledo International, Inc.*	(311,641)
(903)	NuVasive, Inc.*	(13,021)
(4,160)	Omnicare, Inc.	(143,645)
(4,905)	Sunrise Senior Living, Inc.*	(70,583)
(2,970)	Varian Medical Systems, Inc.*	(198,277)
(1,296)	WellPoint, Inc.	(79,419)
(2,101)	Wright Medical Group, Inc.*	(42,692)
		(2,407,582)
	INDUSTRIALS – (3.7)%
(1,510)	3M Co.	(132,276)
(2,997)	Air Lease Corp.*	(62,398)
(12,580)	Belden, Inc.	(450,364)
(907)	Chart Industries, Inc.*	(64,206)
(6,714)	Covanta Holding Corp.	(122,060)
(2,530)	Dover Corp.	(147,297)
(25,982)	DryShips, Inc. (Greece)*	(57,680)
(10,617)	Emerson Electric Co.	(514,181)
(10,013)	General Cable Corp.*	(285,671)
(773)	Greenbrier Cos., Inc.*	(13,458)
(14,448)	Hawaiian Holdings, Inc.*	(85,677)
(14,863)	Hertz Global Holdings, Inc.*	(197,232)
(3,212)	J.B. Hunt Transport Services, Inc.	(188,544)
(10,663)	JetBlue Airways Corp.*	(56,407)
(21,941)	Masco Corp.	(331,090)
(1,279)	Northrop Grumman Corp.	(87,854)
(19,975)	Quanex Building Products Corp.	(394,906)
(846)	Raytheon Co.	(47,850)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
(2,100)	Rockwell Automation, Inc.	$(149,226)
(3,040)	Rockwell Collins, Inc.	(162,883)
(10,573)	Simpson Manufacturing Co., Inc.	(322,054)
(11,833)	Swift Transportation Co.*	(115,372)
(994)	Titan International, Inc.	(20,854)
(21,931)	Trex Co., Inc.*	(766,269)
(4,957)	United Continental Holdings, Inc.*	(95,224)
(1,236)	United Technologies Corp.	(96,606)
(15,893)	UTi Worldwide, Inc.	(220,754)
(7,709)	Watsco, Inc.	(526,910)
(7,764)	WESCO International, Inc.*	(503,728)
		(6,219,031)
	INFORMATION TECHNOLOGY – (3.4)%
(13,450)	Applied Materials, Inc.	(142,570)
(3,740)	Autodesk, Inc.*	(119,082)
(9,456)	Cadence Design Systems, Inc.*	(119,713)
(2,222)	Ciena Corp.*	(27,575)
(1,650)	Concur Technologies, Inc.*	(109,279)
(22,332)	DealerTrack Holdings, Inc.*	(610,334)
(23,379)	Dolby Laboratories, Inc. - Class A*	(738,543)
(2,444)	Electronic Arts, Inc.*	(30,183)
(9,427)	FARO Technologies, Inc.*	(378,965)
(1,990)	Fiserv, Inc.*	(149,131)
(8,030)	Freescale Semiconductor Ltd.*	(71,788)
(8,041)	GT Advanced Technologies, Inc.*	(34,898)
(846)	Harris Corp.	(38,730)
(3,690)	Infosys Ltd. - ADR (India)	(160,220)
(3,548)	International Rectifier Corp.*	(54,958)
(3,142)	IPG Photonics Corp.*	(166,777)
(4,687)	Lam Research Corp.*	(165,920)
(3,908)	Littelfuse, Inc.	(209,469)
(490)	Mastercard, Inc. - Class A	(225,856)
(13,653)	Microchip Technology, Inc.	(428,021)
(23,921)	Micron Technology, Inc.*	(129,771)
(4,130)	NetApp, Inc.*	(111,097)
(11,900)	Newport Corp.*	(128,758)
(4,870)	Oracle Corp.	(151,213)
(1,780)	Plantronics, Inc.	(57,743)
(6,000)	Research In Motion Ltd. (Canada)*	(47,580)
(14,061)	Rofin-Sinar Technologies, Inc.*	(256,051)
(1,830)	Seagate Technology PLC (Ireland)	(49,996)
(4,148)	Take-Two Interactive Software, Inc.*	(46,250)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
(2,500)	Tech Data Corp.*	$(110,775)
(7,574)	Unisys Corp.*	(129,137)
(1,300)	VeriFone Systems, Inc.*	(38,532)
(10,987)	VeriSign, Inc.*	(407,288)
(4,956)	Vishay Intertechnology, Inc.*	(41,036)
(1,144)	WebMD Health Corp.*	(17,057)
		(5,704,296)
	MATERIALS – (0.8)%
(8,120)	Alcoa, Inc.	(69,588)
(2,407)	AngloGold Ashanti Ltd. - ADR (South Africa)	(81,790)
(4,310)	Antofagasta PLC (United Kingdom)	(87,428)
(15,724)	Cemex S.A.B. de C.V. - ADR (Mexico)*	(142,145)
(4,992)	Horsehead Holding Corp.*	(45,178)
(1,539)	Kaiser Aluminum Corp.	(93,233)
(1,790)	Newmont Mining Corp.	(97,645)
(22,147)	PolyOne Corp.	(419,243)
(1,459)	Sherwin-Williams Co.	(208,024)
(2,612)	Sterlite Industries India Ltd. - ADR (India)	(19,564)
(5,762)	Stillwater Mining Co.*	(59,982)
(16,424)	Thompson Creek Metals Co., Inc.*	(43,359)
		(1,367,179)
	TELECOMMUNICATION SERVICES – (0.3)%
(11,703)	Iridium Communications, Inc.*	(86,485)
(156)	Level 3 Communications, Inc.*	(3,198)
(6,325)	SBA Communications Corp. - Class A*	(421,435)
		(511,118)
	TOTAL COMMON STOCKS (Proceeds $26,547,180)	(26,760,932)

	EXCHANGE-TRADED FUNDS – (5.4)%
(35,000)	iShares iBoxx $High Yield Corporate Bond Fund - ETF	(3,242,050)
(3,471)	iShares MSCI Australia Index Fund - ETF	(85,317)
(15,775)	iShares MSCI Emerging Markets Index Fund - ETF	(648,510)
(789)	iShares MSCI South Africa Index Fund - ETF	(51,782)
(13,320)	Market Vectors Semiconductor ETF - ETF*	(414,119)
(30,320)	SPDR S&P 500 ETF Trust - ETF	(4,280,578)
(3,830)	SPDR S&P Retail ETF - ETF	(238,647)
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $8,945,864)	(8,961,003)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

Number of Contracts		Value

	SECURITIES SOLD SHORT (Continued)
	WRITTEN OPTION CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	EQUITY – 0.0%
(31)	IPG Photonics Corp. Exercise Price: $65.00, Expiration Date: November 17, 2012	$(155)
(200)	iShares iBoxx $High Yield Corporate Bond Fund Exercise Price: $93.00, Expiration Date: November 17, 2012	(3,000)
(100)	iShares Russell 2000 Index Fund Exercise Price: $83.00, Expiration Date: November 17, 2012	(7,300)
(31)	Microsoft Corp. Exercise Price: $31.00, Expiration Date: January 19, 2013	(868)
(38)	Skyworks Solutions, Inc. Exercise Price: $26.00, Expiration Date: November 17, 2012	(1,710)
		(13,033)
	TOTAL CALL OPTIONS (Proceeds $24,904)	(13,033)

	PUT OPTIONS – 0.0%
	EQUITY – 0.0%
	Garmin Ltd.
(13)	Exercise Price: $38.00, Expiration Date: January 19, 2013	(2,067)
(21)	Exercise Price: $34.00, Expiration Date: January 19, 2013	(1,428)
(100)	iShares iBoxx $High Yield Corporate Bond Fund Exercise Price: $87.00, Expiration Date: December 22, 2012	(1,750)
(15)	L-3 Communications Holdings, Inc. Exercise Price: $60.00, Expiration Date: January 19, 2013	(450)
(10)	Lockheed Martin Corp. Exercise Price: $77.50, Expiration Date: December 22, 2012	(200)
(21)	Sherwin-Williams Co. Exercise Price: $130.00, Expiration Date: December 22, 2012	(3,402)
(100)	SPDR S&P 500 ETF Trust Exercise Price: $117.00, Expiration Date: January 1, 2013	(3,050)
		(12,347)
	TOTAL PUT OPTIONS (Proceeds $18,008)	(12,347)

	TOTAL WRITTEN OPTION CONTRACTS (Proceeds $42,912)	(25,380)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

Principal Amount		Value

	SECURITIES SOLD SHORT (Continued)
	SHORT-TERM INVESTMENTS – (0.3)%
	REVERSE REPURCHASE AGREEMENTS – (0.3)%
€(343,014)	Agreement with J.P. Morgan 0.060%, 11/1/2012 Collateral received on France Government Bond 4.250%, 10/25/2023. Buy/Sell Back Transaction. Repurchase proceeds are €343,020.	$(444,596)

	SHORT-TERM INVESTMENTS (Proceeds $450,103)	(444,596)

	TOTAL SECURITIES SOLD SHORT (Proceeds $37,372,205)	$(37,594,187)

ADR – American Depository Receipt
CHF – Swiss Franc
GDR – Global Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
€ – Euro

*	Non-income producing security.
1	Variable, floating or step rate security.
2	Illiquid security.
3	Callable.
4
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

5	Convertible security.
6
All or a portion of this security is segregated as collateral for securities sold short and swap contracts.  Aggregate value of segregated securities were $30,058,590.  Cash is held to cover the remaining amount of securities sold short.

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

SWAP CONTRACTS
CREDIT DEFAULT SWAPS

	Pay/(a)					Premium	Unrealized
Counterparty/	Receive	Fixed	Expiration		Notional	Paid	Appreciation/
Reference Entity	Fixed Rate	Rate	Date	Ccy	Amount	(Received)	(Depreciation)
J.P. Morgan
Australia Government Bond
6.500%, 5/15/2013	Pay	1.00	9/20/16		$3,070,000	(21,943)	(60,487)
6.500%, 5/15/2013	Pay	1.00	12/20/16		5,950,000	(74,277)	(89,967)
6.500%, 5/15/2013	Pay	1.00	9/20/18		1,118,000	(12,906)	(13,210)
Avon Products, Inc.
6.500%, 3/1/2019	Pay	1.00	9/20/17		1,521,000	248,349	17,457
Bank of America Corp.
5.650%, 5/1/2018	Receive	1.00	6/20/17		819,270	(71,022)	53,407
Best Buy Co, Inc.
5.500%, 3/15/2021	Pay	1.00	9/20/17		893,000	224,200	44,627
Brazilian Government International Bond
12.25%, 3/6/2030	Pay	1.00	9/20/18		3,412,000	68,575	(29,570)
Commonwealth Bank of Australia
4.375%, 2/17/2014	Pay	1.00	3/20/17		175,000	(2,572)	(2,231)
4.375%, 2/17/2014	Pay	1.00	9/20/17		2,900,000	(20,485)	(58,167)
Gazprom OAO Via Gaz Capital S.A.
7.201%, 2/1/2020	Pay	1.00	12/20/17		1,420,000	71,540	5,106
Goldman Sachs Group, Inc.
5.95, 1/18/2018	Receive	1.00	9/20/17		600,000	(41,324)	20,186
Italy Government International Bond
6.875, 9/27/2023	Receive	1.00	9/20/17		600,000	(84,116)	43,367
JC Penney Corp., Inc.
6.375%, 10/15/2036	Pay	1.00	9/20/17		1,117,200	281,743	(1,481)
Jones Group, Inc.
5.13%, 11/15/2014	Pay	1.00	6/20/16		312,800	35,418	(12,112)
Markit CDX.NA
Investment Grade Series 9 Index	Pay	1.00	12/20/14		6,405,000	(124,582)	(8,108)
Investment Grade Series 9 Index	Receive	0.00	12/20/17		307,000	51,595	(2,844)
Markit CDX.NA
High Yield Series 16 Index	Pay	5.00	6/20/16		2,880,000	(135,000)	29,015
High Yield Series 16 Index	Receive	5.00	6/20/16		4,800,000	(480,125)	656,766
High Yield Series 17 Index	Receive	5.00	12/20/16		4,800,000	(131,275)	220,047
High Yield Series 18 Index	Pay	5.00	6/20/17		2,130,000	19,805	(33,302)
High Yield Series 18 Index	Receive	5.00	6/20/17		495,000	(29,391)	32,527
High Yield Series 19 Index	Pay	5.00	12/20/17		450,000	(2,672)	3,707
Markit iTraxx Europe Crossover
Series 17 Version 1 Index	Receive	5.00	6/20/17		€537,831	(36,460)	51,189
Mexico Government International Bond
5.950%, 3/19/2019	Receive	1.00	12/20/17		$948,500	(953)	1,960
Philippine Government International Bond
10.63%, 3/16/2025	Pay	1.00	6/20/16		294,525	4,698	(8,602)
Qatar Government International Bond
9.750%, 6/15/2030	Pay	1.00	9/20/17		1,336,000	7,028	(13,645)
9.750%, 6/15/2030	Pay	1.00	12/20/17		315,000	1,411	(2,358)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

SWAP CONTRACTS (Continued)
CREDIT DEFAULT SWAPS (Continued)

	Pay/(a)					Premium	Unrealized
Counterparty/	Receive	Fixed	Expiration		Notional	Paid	Appreciation/
Reference Entity	Fixed Rate	Rate	Date	Ccy	Amount	(Received)	(Depreciation)
J.P. Morgan (Continued)
Republic of Korea
4.875%, 9/22/2014	Pay	1.00	9/20/17		$2,465,000	18,224	(63,939)
4.875%, 9/22/2014	Pay	1.00	12/20/17		5,171,000	127,170	(216,977)
4.875%, 9/22/2014	Pay	1.00	9/20/18		1,395,000	3,166	(22,910)
Russian Foreign Bond - Eurobond
7.500%, 3/31/2030	Receive	1.00	12/20/17		1,420,000	(29,556)	(6,954)
South Africa Government International Bond
6.500%, 6/2/2014	Pay	1.00	12/20/17		975,000	43,267	(19,694)
6.500%, 6/2/2014	Pay	1.00	9/20/18		732,000	24,349	1,935
6.500%, 6/2/2014	Pay	1.00	9/20/22		720,000	60,507	4,905
Turkey Government International Bond
11.875%, 1/15/2030	Pay	1.00	9/20/17		594,660	50,087	(34,702)
UniCredit SpA
4.375, 2/10/2014	Pay	3.00	9/20/17		€750,000	3,260	9,272
4.375, 2/10/2014	Pay	3.00	12/20/17		148,000	6,772	(3,704)
United Kingdom Gilt
4.250%, 6/7/2032	Pay	1.00	6/20/21		$500,000	(8,904)	(12,281)
4.250%, 6/7/2032	Pay	1.00	9/20/21		1,060,000	(10,210)	(34,982)
4.250%, 6/7/2032	Pay	1.00	12/20/21		470,000	(3,746)	(16,292)
TOTAL CREDIT DEFAULT SWAPS						$29,645	$426,954

a
If Palmer Square Absolute Return Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument.  If Palmer Square Absolute Return Fund is receiving a fixed rate, Palmer Square Absolute Return Fund acts as guarantor of the variable instrument.

INTEREST RATE SWAPS

	Pay/					Premium	Unrealized
Counterparty/	Receive	Fixed	Expiration		Notional	Paid	Appreciation/
Floating Rate Index	Fixed Rate	Rate	Date	Ccy	Amount	(Received)	(Depreciation)
J.P. Morgan
6-Month JPY-LIBOR	Receive	0.00	1/15/18	JPY	350,000,000	$-	$1,784
6-Month JPY-LIBOR	Receive	0.00	12/21/42	JPY	76,664,000	(4,668)	4,843
TOTAL INTEREST RATE SWAPS						$(4,668)	$6,627

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

SWAPTIONS
CROSS-CURRENCY INTEREST RATE SWAPTIONS

	Floating	Pay/Receive
Counterparty/	Rate	Floating	Exercise	Expiration		Notional	Premium	Market
Description	Index	Rate	Rate	Date	Ccy	Amount	Paid	Value
J.P. Morgan
Call - OTC 5-Year					TRY	3,800,000
3-Month USD-LIBOR-BBA		Receive	7.10%	12/14/12	$	$2,021,277	$75,697	$399
TOTAL CROSS-CURRENCY INTEREST RATE SWAPTIONS							$75,697	$399

INTEREST RATE SWAPTIONS

	Floating	Pay/Receive
Counterparty/	Rate	Floating	Exercise	Expiration		Notional	Premium	Market
Description	Index	Rate	Rate	Date	Ccy	Amount	Paid	Value
J.P. Morgan
Call - OTC 2-Year	6-Month PLN-WIBOR-WIBO	Receive	4.74%	12/3/12	PLN	73,000	$16,392	$–
Call - OTC 10-Year	KRW-CD-KSDA-Bloomberg	Receive	4.30	5/28/13	KRW	2,000,000,000	48,059	87
Call - OTC 10-Year	KRW-CD-KSDA-Bloomberg	Receive	4.18	7/22/13	KRW	1,050,000,000	26,375	235
Call - OTC 10-Year	KRW-CD-KSDA-Bloomberg	Receive	4.25	10/28/13	KRW	9,212,000,000	113,000	4,741
Put - OTC 3-Year	3-Month USD-LIBOR-BBA	Recieve	3.00	10/29/13	$	$5,000,000	32,500	414
Put - OTC 10-Year	3-Month USD-LIBOR-BBA	Receive	5.91	7/8/16		100,000	4,260	744
TOTAL INTEREST RATE SWAPTIONS							$240,586	$6,221

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

INFLATION CAP OPTION

Counterparty/	Exercise	Strike	Expiration		Notional	Premium	Market
Description	Index	Index	Date		Amount	Paid	Value
J.P. Morgan
Cap - OTC CPURNSA Index	Maximum of (Inflation Adjustment - 1.05) or 0	225.922	10/18/21		$1,320,000	$58,080	$48,254
TOTAL INFLATION CAP OPTION						$58,080	$48,254

FOREIGN CURRENCY OPTIONS

Counterparty/		Exercise	Expiration		Notional	Premium	Market
Description		Price	Date		Amount	Paid	Value
J.P. Morgan
Call - OTC AUD versus USD		$6.50	11/29/12	AUD	18,090,000	$220,321	$–
Call - OTC USD versus HUF		215.50	11/21/12		$631,000	9,307	15,189
Call - OTC USD versus JPY		90	8/1/14		1,170,000	36,709	17,271
Call - OTC USD versus JPY		100	3/2/15		550,000	15,194	5,302
Call - OTC USD versus JPY		100	2/15/16		2,930,000	101,210	48,849
Put - OTC EUR versus USD		1.3135	1/18/13		€1,470,000	33,404	42,016
Put - OTC EUR versus USD		1.3145	1/18/13		631,000	14,191	18,036
Put - OTC GBP versus JPY		1.6068	11/1/12		£1,420,000	16,543	445
TOTAL FOREIGN CURRENCY OPTIONS						$446,879	$147,108

JPY - Japanese Yen
KRW - South Korean Won
PLN - Polish Zloty
TRY - Turkish Lira
€ – Euro
£ – British Pound

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

		Currency	Value At	Value At	Unrealized
	Currency	Amount	Settlement	October 31,	Appreciation
Purchase Contracts	Exchange	Purchased	Date	2012	(Depreciation)
Australian Dollar	AUD per USD	800,000	$826,692	$827,010	$318
British Pound	GBP per USD	3,072,744	4,915,903	4,957,878	41,975
Czech Republic Koruna	CZK per USD	1,000,000	51,855	51,677	(178)
Euro	EUR per USD	8,352,730	10,726,527	10,832,180	105,653
Japanese Yen	JPY per USD	916,234,470	11,669,526	11,483,914	(185,612)
Polish Zloty	PLN per USD	1,160,000	355,442	361,181	5,739
Singapore Dollar	SGD per USD	430,000	350,505	352,507	2,002
Swedish Krona	SEK per USD	700,000	104,486	105,377	891
			29,000,936	28,971,724	(29,212)

		Currency	Value At	Value At	Unrealized
	Currency	Amount	Settlement	October 31,	Appreciation
Sale Contracts	Exchange	Sold	Date	2012	(Depreciation)
British Pound	GBP per USD	(2,375,464)	(3,830,034)	(3,832,816)	(2,782)
Chilean Peso	CLP per USD	(230,168,100)	(473,500)	(474,459)	(959)
Columbian Peso	COP per USD	(867,136,500)	(473,500)	(470,297)	3,203
Euro	EUR per USD	(9,858,203)	(12,736,962)	(12,784,140)	(47,178)
Japanese Yen	JPY per USD	(1,038,496,192)	(13,178,694)	(13,016,312)	162,382
Mexican Peso	MXN per USD	(10,282,236)	(788,500)	(781,674)	6,826
Polish Zloty	PLN per USD	(1,160,000)	(363,659)	(361,181)	2,478
South Korean Won	KRW per USD	(698,377,041)	(631,016)	(640,360)	(9,344)
Swiss Franc	CHF per USD	(2,084,690)	(2,244,537)	(2,240,245)	4,292
Ukraine Hryvnia	UAH per USD	(4,704,291)	(553,473)	(570,961)	(17,488)
			(35,273,875)	(35,172,445)	101,430
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS			$(6,272,939)	$(6,200,721)	$72,218

AUD - Australian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
COP - Columbian Peso
CZK - Czech Republic Koruna
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
UAH - Ukraine Hryvnia

See accompanying Notes to Financial Statements

Palmer Square Absolute Return Fund
SUMMARY OF INVESTMENTS
As of October 31, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bank Loans	1.8%
Bonds
Asset-Backed Securities	16.3%
Corporate	24.5%
Government	0.9%
Total Bonds	41.7%
Common Stocks
Consumer Discretionary	2.6%
Consumer Staples	0.7%
Energy	2.3%
Financials	2.4%
Health Care	1.8%
Industrials	2.9%
Information Technology	5.4%
Materials	0.3%
Telecommunication Services	0.3%
Total Common Stocks	18.7%
Preferred Stocks
Consumer Discretionary	0.2%
Consumer Staples	0.5%
Energy	0.9%
Financials	2.1%
Health Care	0.7%
Industrials	0.4%
Information Technology	0.1%
Materials	0.0%
Telecommunication Services	0.1%
Total Preferred Stocks	5.0%
Exchange-Traded Funds	8.0%
Closed-End Funds	0.0%
Purchased Option Contracts
Call Options	0.1%
Put Options	0.1%
Total Purchased Option Contracts	0.2%
Short-Term Investments
Repurchase Agreements	1.3%
Total Investments	76.7%
Other Assets in Excess of Liabilities	23.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2012 (Unaudited)

Assets:
Repurchase agreements, at value (cost $2,168,301)	$2,166,952
Investments, at value (cost $120,588,178)	125,161,093
Purchased options, at value (cost $327,573)	303,432
Total investments, at value (cost $123,084,052)	127,631,477
Purchased foreign currency and inflation options, at value (cost $504,959)	195,362
Purchased swaptions, at value (cost $316,283)	6,620
Foreign currency, at value (cost $671,998)	688,397
Cash	78,037,244
Collateral held at custodian for the benefit of brokers	4,713,000
Segregated cash at Broker	315,882
Receivables:
Investment securities sold	4,199,873
Fund shares sold	480,291
Premiums paid on open swap contracts	1,351,164
Unrealized appreciation on open swap contracts	1,202,100
Unrealized appreciation on forward foreign currency exchange contracts	72,218
Dividends and interest	917,852
Prepaid expenses	31,848
Total assets	219,843,328

Liabilities:
Reverse repurchase agreements, at value (proceeds $450,103)	444,596
Securities sold short, at value (proceeds $36,879,190)	37,124,211
Written options, at value (proceeds $42,912)	25,380
Foreign currency due to custodian, at value (proceeds $202,051)	200,248
Payables:
Investment securities purchased	12,932,981
Fund shares redeemed	31,871
Advisory fees	250,882
Shareholder Servicing fees (Note 6)	15,931
Distribution fees - Class A (Note 7)	401
Premiums received on open swap contracts	1,326,187
Unrealized depreciation on open swap contracts	768,519
Dividends and interest on securities sold short	223,537
Fund accounting fees	33,012
Fund administration fees	16,098
Transfer agent fees and expenses	15,146
Unrealized depreciation on open future contracts	8,543
Custody fees	7,327
Chief Compliance Officer fees	4,070
Variation margin	2,492
Accrued other expenses	13,314
Total liabilities	53,444,746

Net Assets	$166,398,582

See accompanying Notes to Financial Statements

Palmer Square Absolute Return Fund
STATEMENT OF ASSETS AND LIABILITIES – Continued
As of October 31, 2012 (Unaudited)

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$167,781,586
Accumulated net investment income	504,667
Accumulated net realized loss on investments, purchased options, securities sold short, futures, written options, swaptions, swap contracts,
repurchase agreements, forward contracts and foreign currency transactions	(6,110,774)
Net unrealized appreciation (depreciation) on:
Investments	4,572,915
Purchased options	(333,738)
Securities sold short	(245,021)
Futures, written options, swaptions and swap contracts	132,907
Repurchase agreements	4,158
Forward foreign currency exchange contracts	72,218
Foreign currency translations	19,664
Net Assets	$166,398,582

Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$149,877,815
Shares of beneficial interest issued and outstanding	15,599,321
Offering and redemption price per share	$9.61

Class A Shares:
Net assets applicable to shares outstanding	$16,520,767
Shares of beneficial interest issued and outstanding	1,725,714
Redemption price	9.57
Maximum sales charge (5.75% of offering price)*	0.58
Maximum offering price to public	$10.15

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements

Palmer Square Absolute Return Fund
STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign tax withholding of $5,399)	$618,554
Interest (net of foreign tax withholding of $3,358)	2,485,079
Total investment income	3,103,633

Expenses:
Advisory fees	1,515,161
Dividend and interest expense	431,715
Fund accounting fees	105,244
Administration fees	87,593
Brokerage expense	67,956
Shareholder Servicing fees (Note 6)	55,330
Registration fees	32,093
Transfer agent fees and expenses	31,417
Custody fees	30,746
Miscellaneous	22,363
Chief Compliance Officer fees	21,338
Distribution fees - Class A (Note 7)	18,274
Legal fees	11,997
Audit fees	11,217
Trustees' fees and expenses	4,259
Insurance fees	2,102
Offering cost	1,948
Total expenses	2,450,753
Advisory fees waived	(184,855)
Net expenses	2,265,898
Net investment income	837,735

Realized and Unrealized Gain (Loss) on investments, purchased options, securities sold short, futures, written options, swaptions, swap contracts, repurchase agreements, forward contracts and foreign currency:
Net realized gain (loss) on:
Investments	58,785
Purchased options	(1,444,255)
Securities sold short	(894,845)
Futures, written options, swaptions and swap contracts	(1,072,109)
Repurchase agreements	(324,587)
Forward foreign currency exchange contracts	(268,925)
Foreign currency transactions	354,049
Net realized loss	(3,591,887)
Net change in unrealized appreciation/depreciation on:
Investments	1,120,852
Purchased options	267,212
Securities sold short	579,607
Futures, written options, swaptions and swap contracts	(202,098)
Repurchase agreements	(43,507)
Forward foreign currency exchange contracts	10,786
Foreign currency translations	(10,574)
Net change in unrealized appreciation/depreciation	1,722,278
Net realized and unrealized loss on investments, purchased options, securities sold short, futures, written options, swaptions, swap contracts,
repurchase agreements, forward contracts and foreign currency	(1,869,609)

Net Decrease in Net Assets from Operations	$(1,031,874)

See accompanying Notes to Financial Statements

Palmer Square Absolute Return Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	For the Period
	October 31, 2012	May 17, 2011*
	(Unaudited)	to April 30, 2012
Increase in Net Assets from:
Operations:
Net investment income/(loss)	$837,735	$(751,707)
Net realized loss on investments, purchased options,
securities sold short, futures, written options,
swaptions, swap contracts, repurchase agreements,
forward contracts and foreign currency	(3,591,887)	(2,693,474)
Net change in unrealized appreciation/depreciation on
investments, purchased options, securities sold short,
futures, written options, swaptions, swap contracts,
repurchase agreements, forward contracts
and foreign currency	1,722,278	2,500,825
Net decrease in net assets resulting from operations	(1,031,874)	(944,356)

Capital Transactions:
Net proceeds from shares sold:
Class I	48,960,968	147,840,169
Class A	8,725,415	12,379,419
Cost of shares redeemed:
Class I	(20,769,317)	(24,286,972)
Class A	(3,021,669)	(1,453,201)
Net increase from capital transactions	33,895,397	134,479,415

Total increase in net assets	32,863,523	133,535,059

Net Assets:
Beginning of period	133,535,059	-
End of period	$166,398,582	$133,535,059

Accumulated net investment income/(loss)	$504,667	$(751,707)

Capital Share Transactions:
Shares sold:
Class I	5,114,947	15,177,432
Class A	914,519	1,278,545
Shares redeemed:
Class I	(2,162,844)	(2,530,214)
Class A	(315,859)	(151,491)

Net increase in capital share transactions	3,550,763	13,774,272

*	Commencement of operations

See accompanying Notes to Financial Statements

Palmer Square Absolute Return Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended October 31, 2012 (Unaudited)

Increase/(Decrease) in Cash
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(1,031,874)
Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(241,158,373)
Sales of long-term portfolio investments	207,641,977
Securities sold short	174,831,425
Cover short securities	(182,501,655)
Purchases of short-term securities	(40,499,483)
Sales of short-term securities	48,944,265
Decrease in investment securities sold receivable	9,340,934
Increase in premiums paid on open swap contracts	(292,075)
Increase in dividends and interest receivable	(291,800)
Decrease in prepaid expenses	18,814
Decrease in investment securities purchased	(9,436,817)
Increase in advisory fees	144,776
Increase in Shareholder Servicing fees	3,230
Decrease in Distribution fees	(5,603)
Decrease in premiums received on open swap contracts	(426,751)
Increase in dividends on securities sold short and interest expense	42,656
Increase in fund accounting fees	5,005
Decrease in transfer agent fees	(4,838)
Increase in administration fees	5,284
Decrease in Chief Compliance Officer fees	(2,886)
Increase in custody fees	3,914
Decrease in accrued other expenses	(34,001)
Net amortization on investments	148,899
Net realized loss	2,261,580
Net change in unrealized appreciation/depreciation	(1,730,702)
Net cash used for operating activities	(34,024,099)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	58,485,930
Cost of shares redeemed	(23,909,286)
Net cash provided by financing activities	34,576,644

Net increase in cash	552,545

Cash:
Beginning of period	83,001,730
End of period	$83,554,275

See accompanying Notes to Financial Statements

Palmer Square Absolute Return Fund
FINANCIAL HIGHLIGHTS – Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	Six Months Ended		For the Period
	October 31, 2012		May 17, 2011*
	(Unaudited)		to April 30, 2012

Net asset value, beginning of period	$9.70		$10.00
Income from Investment Operations:
Net investment income/(loss)1	0.05		(0.08)
Net realized and unrealized loss on investments and
foreign currency	(0.14)		(0.22)
Total from investment operations	(0.09)		(0.30)

Net asset value, end of period	$9.61		$9.70

Total return	(0.93)	% 2	(3.00)	% 2

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	149,878		122,632

Ratio of expenses to average net assets:
Before fees waived	3.13	% 3, 4	3.72	% 3, 4
After fees waived	2.89	% 3, 4	3.11	% 3, 4
Ratio of expenses to average net assets (excluding
dividends and interest expense on securities sold short):
Before fees waived	2.49	% 3	2.86	% 3
After fees waived	2.25	% 3	2.25	% 3
Ratio of net investment loss to average net assets:
Before fees waived	0.86	% 3, 5	(1.49)	% 3, 6
After fees waived	1.10	% 3, 5	(0.88)	% 3, 6
Portfolio turnover rate	197	% 3, 7	490	% 3, 7

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2	Not annualized.
3	Annualized.
4	Includes dividends on securities sold short and interest expense.
5
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived would have been 1.51%; the ratio of net investment income to average net assets after fees waived would have been 1.75%.

6
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived would have been (0.64)%; the ratio of net investment income to average net assets after fees waived would have been (0.03)%.

7
Please note that the portfolio turnover figures shown above are calculated in accordance with Item 13 of Form N-1A which exclude cash, securities, including options, futures, and cash held against other derivatives whose maturities or expiration dates at the time of acquisition were one year or less. Also not included is notional values of certain derivative contracts.  Had the turnover ratio included cash, options and related derivative trading activities, the Fund’s advisor believes the ratio would have been lowered.

See accompanying Notes to Financial Statements

Palmer Square Absolute Return Fund
FINANCIAL HIGHLIGHTS – Class A

Per share operating performance.
For a capital share outstanding throughout the period.

	Six Months Ended		For the Period
	October 31, 2012		May 17, 2011*
	(Unaudited)		to April 30, 2012

Net asset value, beginning of period	$9.67		$10.00
Income from Investment Operations:
Net investment income/(loss)1	0.04		(0.10)
Net realized and unrealized loss on investments and
foreign currency	(0.14)		(0.23)
Total from investment operations	(0.10)		(0.33)

Net asset value, end of period	$9.57		$9.67

Total return	(1.03)	% 2	(3.30)	% 2

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	16,521		10,903

Ratio of expenses to average net assets:
Before fees waived	3.38	% 3, 4	3.97	% 3, 4
After fees waived	3.14	% 3, 4	3.36	% 3, 4
Ratio of expenses to average net assets (excluding
dividends and interest expense on securities sold short):
Before fees waived	2.74	% 3	3.11	% 3
After fees waived	2.50	% 3	2.50	% 3
Ratio of net investment loss to average net assets:
Before fees waived	0.61	% 3, 5	(1.74)	% 3, 6
After fees waived	0.85	% 3, 5	(1.13)	% 3, 6
Portfolio turnover rate	197	% 3, 7	490	% 3, 7

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2	Not annualized.
3	Annualized.
4	Includes dividends on securities sold short and interest expense.
5
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived would have been 1.26%; the ratio of net investment income to average net assets after fees waived would have been 1.50%.

6
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived would have been (0.89)%; the ratio of net investment income to average net assets after fees waived would have been (0.28)%.

7
Please note that the portfolio turnover figures shown above are calculated in accordance with Item 13 of Form N-1A which exclude cash, securities, including options, futures, and cash held against other derivatives whose maturities or expiration dates at the time of acquisition were one year or less. Also not included is notional values of certain derivative contracts.  Had the turnover ratio included cash, options and related derivative trading activities, the Fund’s advisor believes the ratio would have been lowered.

See accompanying Notes to Financial Statements

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2012 (Unaudited)

Note 1 – Organization
Palmer Square Absolute Return Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek capital appreciation with an emphasis on absolute (positive) returns and low correlation to the broader equity and bond markets.  The Fund commenced investment operations on May 17, 2011, with two classes of shares, Class I and Class A.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Repurchase Agreements
The Fund may enter into transactions with financial institutions such as banks and broker-dealers deemed to be creditworthy by the Advisor or relevant Sub-Advisor pursuant to term repurchase agreements.  Pursuant to such agreements, the Fund agrees to sell (“seller”) to the other party (“buyer”) securities or financial instruments against the payment of the purchase price by buyer to seller, with a simultaneous agreement by the buyer to resell securities equivalent to such securities at a mutually agreed upon date or on demand and price (“sell/buy back transactions”).  The Fund as seller is required to provide collateral to buyer equal to the value of the underlying securities of the repurchase price under the agreement.  The Fund may also enter into such transactions as buyer (“buy/sell back transactions”).  The repurchase price generally equals the purchase price plus negotiated interest rates.  In a sell/buy back transaction, the seller transfers securities to buyer against the payment of the purchase price by buyer.  On the repurchase date, buyer transfers to seller equivalent securities against the payment of the repurchase price by seller.  If the counterparty defaults on its repurchase obligation, the Fund will suffer a loss to the extent that price of the underlying securities are less than the proceeds held by the counterparty.  Bankruptcy or insolvency of the defaulting counterparty may cause the Fund's rights with respect to such securities or proceeds to be delayed or limited.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2012 (Unaudited)

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

(e) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(f) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility.  In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2012 (Unaudited)

unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.  The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

The Fund may also enter into the purchase or sale of related caps, floors and collars.  The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against any increase in the price of securities it anticipates purchasing at a later date.  Swaps may be used in conjunction with other instruments to offset interest rate, currency or other underlying risks.  For example, interest rate swaps may be offset with "caps," "floors" or "collars".  A "cap" is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount.  A "floor" is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount.  A "collar" is essentially a combination of a long cap and a short floor where the limits are set at different levels.

Transactions in option contracts written for the six months ended October 31, 2012 were as follows:

	Number of Contracts	Premiums Received
Outstanding at May 1, 2012	1,903	$200,896
Options written	9,528	658,647
Options terminated in closing purchasing transactions	(4,512)	(417,591)
Options expired	(5,181)	(338,948)
Options exercised	(1,058)	(60,092)
Outstanding at October 31, 2012	680	$42,912

Transactions in swaptions written for the six months ended October 31, 2012 were as follows:

	Notional Value of Contracts	Premiums Received
Outstanding at May 1, 2012	17,000,000	$81,500
Options written	43,193,250	238,681
Options terminated in closing purchasing transactions	(29,193,250)	(142,059)
Options expired	(24,000,000)	(127,137)
Options exercised	(7,000,000)	(50,985)
Outstanding at October 31, 2012	-	$-

(g) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2012 (Unaudited)

market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments.  The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.  Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The Fund had the following futures contracts open at October 31, 2012:
Number of Contracts	Description	Expiration Date	Unrealized Appreciation (Depreciation)
(75)	CBOT 5 Year U.S. Treasury Note	December, 2012	$(3,698)
(30)	CBOT 10 Year U.S. Treasury Note	December, 2012	(19,760)
(3)	CBOT U.S. Long Bond Future	December, 2012	(5,070)
(5)	COMEX Copper Future	December, 2012	33,020
(2)	TSE Japanese 10 Year Bond Future	December, 2012	(13,035)
			$(8,543)

(h) Exchange Traded Notes
Exchange Traded Notes “ETNs” are debt securities that combine certain aspects of Exchange Traded Funds “ETFs” and bonds.  ETNs are not investment companies and thus are not regulated under the 1940 Act.  ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer.  ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

(i) Total Return Swap Contracts
The Fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sectors/industries.  To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty.  Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss.  Payments received or made are recorded as realized gains or losses.  The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.  The fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

(j) Credit Default Swap Contracts
The Fund may enter into credit default swap agreements to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities.  In a credit default contract, the protection buyer typically makes an

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2012 (Unaudited)

up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity.  Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration.  An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books.  An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books.  Periodic payments received or paid by the fund are recorded as realized gains or losses.  The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss.  Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations.  The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

(k) Interest Rate Swap Contracts
The Fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rates and gain exposure on interest rates.  An interest rate swap can be purchased or sold with an upfront premium.  An upfront payment received by the fund is recorded as a liability on the fund’s books.  An upfront payment made by the fund is recorded as an asset on the fund’s books.  Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss.  Payments received or made are recorded as realized gains or losses.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.  The fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

(l) Currency Swap Contracts
The Fund may enter into currency swap agreements, which are similar to interest rate swaps except that they involve multiple currencies.  The Fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency.  Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest.  Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract.  In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed.  Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

(m) Other
The Fund may purchase participations in commercial loans.  Such investments may be secured or unsecured.  Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.  The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender.  When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary.  The indebtedness and loan participations in which the Fund intends to invest may not be rated by any nationally recognized rating service.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2012 (Unaudited)

In addition, the Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities.  Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term.  A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility.  Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.  These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid).  To the extent that the Fund is committed to advance additional funds, it will at all-times segregate or "earmark" liquid assets, in an amount sufficient to meet such commitments.

(n) Counterparty Risks
The Fund may be exposed to counterparty risk on institution or other entity with which the Fund has unsettled or open transactions.  Although the Fund expects to enter into transactions only with counterparties believed by the Advisor or relevant Sub-Advisor to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.  The Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties.  The Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.  Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.  Under the Master Agreement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold.

The Master Repurchase Agreement governs transactions between the Fund and the counterparty.  The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties.  The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination.  Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

(o) Securities Lending
The Fund may engage in securities lending.  The loans are secured by collateral.  During the term of the loan, the Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral.  The cash collateral is maintained on the Fund's behalf.  Loans are subject to termination at the option of the borrower of the security.  Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities.  The Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest and/or fees earned on the collateral with the borrower.  The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

As of October 31, 2012, the Fund had no securities on loan.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2012 (Unaudited)

 (p) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $40,667, which were being amortized over a one-year period from May 17, 2011 (commencement of operations).

In conjunction with the use of short sales, futures contracts, or swap contracts, the Fund may be required to maintain collateral in various forms.  At October 31, 2012 such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities.  Also in conjunction with the use of short sales, options, futures contracts, or swap contracts, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty.  At October 31, 2012 these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(q) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010.  The Act made changes to a number of the federal income and excise tax provisions impacting regulated investment companies ("RICs"), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.  In general, the provisions of the Act were effective for taxable years beginning after December 22, 2010, the date of enactment.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS stature of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the six months ended October 31, 2012, the Fund did not have a liability for any unrecognized tax benefits.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2012 (Unaudited)

The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(r) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.95% of the Fund’s average daily net assets.  The Fund’s advisor has contractually agreed to waive its fees and/or pay for expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 2.25% and 2.50% of the average daily net assets of the Fund's Class I shares and Class A shares, respectively.  This agreement is effective until August 31, 2012, and may be terminated by the Trust’s Board of Trustees.

For the six months ended October 31, 2012, the Advisor waived all of its advisory fees and reimbursed other expenses totaling $184,855.  The Advisor may recover from the Fund fees and expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  The Advisor may recapture a portion of the following amounts no later than September 30, of the years stated below:

2015:	$513,554
2016:	184,855
$698,409

The Advisor engages investment managers (“sub-advisors”) to manage the Fund.  The Advisor compensates each sub-advisor out of the investment advisory fees the Advisor receives from the Fund.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator.  UMBFS also serves as the Fund’s transfer agent.  JP Morgan Chase Bank, N.A. (“JPM”) serves as the Fund’s custodian.

For the six months ended October 31, 2012, the Fund’s distributor retained $4,849 in commissions.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended October 31, 2012, the

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2012 (Unaudited)

Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended October 31, 2012, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At October 31, 2012, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$123,860,384

Proceeds from securities sold short	$(36,690,188)

Gross unrealized appreciation	$7,104,918
Gross unrealized depreciation	(4,236,363)
Net unrealized appreciation on investments and securities sold short	$2,868,555

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of April 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$168,343
Undistributed long-term capital gains	-
Accumulated earnings	168,343

Accumulated capital and other losses	(1,115,004)
Other accumulated losses	(508,018)
Unrealized appreciation	1,103,549
Tax accumulated earnings/(deficit)	$(351,130)

As of April 30, 2012, the Fund had short-term capital loss carryover of $1,115,004.  To the extent that the fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 - Investment Transactions
For the six months ended October 31, 2012, purchases and sales of investments, excluding short-term investments, forward contracts, futures contracts, options, securities sold short, and swap contracts, were $241,158,373 and $207,641,977, respectively.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2012 (Unaudited)

Note 6 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended October 31, 2012, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the six months ended October 31, 2012, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2012 (Unaudited)

of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of October 31, 2012, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 31	Total
Bank Loans	$-	$2,909,519	$-	$2,909,519
Bonds
Asset-Backed Securities	-	27,063,368	-	27,063,368
Corporate	-	40,706,074	-	40,706,074
Government	-	1,558,104	-	1,558,104
Common Stock
Consumer Discretionary	4,342,174	-	-	4,342,174
Consumer Staples	1,193,236	-	-	1,193,236
Energy	3,890,094	-	-	3,890,094
Financials	4,013,931	-	-	4,013,931
Health Care	3,012,207	-	-	3,012,207
Industrials	4,740,903	-	-	4,740,903
Information Technology	9,049,472	-	-	9,049,472
Materials	420,716	-	-	420,716
Telecommunication Services	508,995	12,457	-	521,452
Preferred Stocks
Consumer Discretionary	76,496	301,075	-	377,571
Consumer Staples	-	776,467	-	776,467
Energy	70,890	1,409,983	-	1,480,873
Financials	639,273	2,832,372	-	3,471,645
Health Care	-	1,151,275	-	1,151,275
Industrials	168,034	499,634	-	667,668
Information Technology	-	172,962	-	172,962
Materials	73,486	-	-	73,486
Telecommunication Services	-	162,998	-	162,998
Exchange Traded Funds	13,351,603	-	-	13,351,603

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2012 (Unaudited)

Assets (Continued)	Level 1	Level 2	Level 31	Total
Closed-End Fund	53,295	-	-	53,295
Purchased Call Options	93,623	-	-	93,623
Purchased Put Options	209,809	-	-	209,809
Repurchase Agreements	-	2,166,952	-	2,166,952
Total	$45,908,237	$81,723,240	$-	$127,631,477

Liabilities	Level 1	Level 2	Level 3	Total
Bonds
Corporate	-	583,085	-	583,085
Government	-	819,191	-	819,191
Common Stock
Consumer Discretionary	4,898,441	-	-	4,898,441
Consumer Staples	755,844	-	-	755,844
Energy	1,826,526	-	-	1,826,526
Financials	3,070,815	-	-	3,070,815
Health Care	2,407,582	-	-	2,407,582
Industrials	6,219,031	-	-	6,219,031
Information Technology	5,704,296	-	-	5,704,296
Materials	1,367,179	-	-	1,367,179
Telecommunication Services	511,118	-	-	511,118
Exchange Traded Funds	8,961,003	-	-	8,961,003
Written Call Options	13,033	-	-	13,033
Written Put Options	12,347	-	-	12,347
Reverse Repurchase Agreements	-	444,596	-	444,596
Total	$35,747,315	$1,846,872	$-	$37,594,187

Other Financial Instruments2	Level 1	Level 2	Level 3	Total
Credit Default Swaps	-	426,954	-	426,954
Interest Rate Swaps	-	6,627	-	6,627
Cross-Currency Interest Rate Swaptions	-	399	-	399
Interest Rate Swaptions	-	6,221	-	6,221
Inflation Cap	-	48,254	-	48,254
Foreign Currency Options	-	147,108	-	147,108
Forward Foreign Currency Exchange Contracts	-	72,218	-	72,218
Futures	(8,543)	-	-	(8,543)
Total	$(8,543)	$707,781	$-	$699,238

1	The Fund did not hold any Level 3 securities at period end.
2
Other financial instruments are derivative instruments, such as futures contracts, forward contracts and swaps contracts.  Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2012 (Unaudited)

The following is a reconciliation of transfers between Levels from April 30, 2012 to October 31, 2012, represented by recognizing the October 31, 2012 market value of securities previously classified as Level 2 as of April 30, 2012 that transferred hierarchies to Level 1 as of October 31, 2012:

Transfers into Level 1	$117,490
Transfers out of Level 1	-
Net transfers in (out) of Level 1	$117,490

Transfers into Level 2	$-
Transfers out of Level 2	(117,490)
Net transfers in (out) of Level 2	$(117,490)

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.  The Fund invested in options during the six months ended October 31, 2012.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of October 31, 2012 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Fair value	Statement of Asset and Liabilities Location	Fair value
Equity contracts	Purchased options, at fair value	$498,794	Written options, at fair value	$25,380
Credit contracts	Unrealized appreciation on open swap contracts	1,202,100	Unrealized depreciation on open swap contracts	768,519
	Purchased swaptions, at fair value	6,620	N/A	N/A
Future contracts	N/A	N/A	Variation Margin Payable on Futures Contracts	2,492
Foreign currency exchange contracts	at fair value	72,218	N/A	N/A
Total		$1,779,732		$599,528

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2012 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended October 31, 2012 are as follows:

	Amount of Realized Gain/(Loss) on Derivatives
Derivatives not designated as hedging instruments	Equity contracts	Credit contracts	Total
Purchased Options	$(1,444,255)	$-	$(1,444,255)
Written Options	388,616	-	388,616
Swaptions	-	(45,294)	(45,294)
Swap Contracts	-	(1,655,456)	(1,655,456)
Futures	-	203,218	203,218
Forward Foreign Currency Exchange Contracts	-	(268,925)	(268,925)
Foreign Currency Transactions	-	354,049	354,049
Total	$(1,055,639)	$(1,412,408)	$(2,468,047)

	Change in Unrealized Gain/(Loss) on Derivatives
Derivatives not designated as hedging instruments	Equity contracts	Credit contracts	Total
Purchased Options	$267,212	$-	$267,212
Written Options	(106,256)	-	(106,256)
Swaptions	-	(100,693)	(100,693)
Swap Contracts	-	(35,574)	(35,574)
Futures	-	40,425	40,425
Forward Foreign Currency Exchange Contracts	-	10,786	10,786
Foreign Currency Transactions	-	(10,574)	(10,574)
Total	$160,956	$(95,630)	$65,326

Note 11 – Recently Issued Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Palmer Square Absolute Return Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement and Sub-Advisory Agreements

At in-person meetings held on August 14-15, 2012, and September 26-27, 2012, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Palmer Square Capital Management LLC (the “Investment Advisor”) with respect to the Palmer Square Absolute Return Fund series of the Trust (the “Fund”), and sub-advisory agreements between the Investment Advisor and each of Argonaut Management, L.P. (“Argonaut”), Cramer Rosenthal McGlynn, LLC (“CRM”), Glaxis Capital Management, LLC (Glaxis”),  Pinebank Asset Management, LLC (“Pinebank”) and SSI Investment Management, Inc. (“SSI,” and together with Argonaut, CRM, Glaxis and Pinebank, the “Sub-Advisors”) with respect to the Fund for additional one-year terms.  The sub-advisory agreement with each Sub-Advisor is referred to herein as a “Sub-Advisory Agreement.”

In approving the Advisory Agreement and Sub-Advisory Agreements, the Board of Trustees, including the Independent Trustees, determined that each Agreement is in the best interests of the Fund.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement and respective Sub-Advisory Agreements from the Investment Advisor, each Sub-Advisor, and Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement and each Sub-Advisory Agreement. The Board considered information reviewed by the Board during the year at other Board and committee meetings.  Before voting on the Advisory Agreement and Sub-Advisory Agreements, the Independent Trustees met in a private session at which no representatives of the Investment Advisor or any Sub-Advisor were present.

In approving the Advisory Agreement and Sub-Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Palmer Square Capital Management LLC

The Board considered information included in the meeting materials regarding the performance of the Fund compared with the returns of the Barclays Capital US Aggregate Bond Index and the returns of a select group of comparable funds selected by Morningstar, Inc. (the “Peer Group”) from its Multialternative Universe for the one-year period ended June 30, 2012.  With respect to the performance results of the Fund, the Trustees noted that the meeting materials indicated that the annualized total returns of the Fund for the one-year period were below the returns of the Barclays Capital US Aggregate Bond Index and the Peer Group and Morningstar Multialternative Universe medians.  The Board noted, however, the Investment Advisor’s belief that the Peer Group is not comprised of those mutual funds most comparable to the Fund, and that the Fund’s performance from its inception was very close to the returns of an alternate peer group of funds selected by the Investment Advisor.  The Board also considered that the universe of credit focused multialternative funds is very small, and that consideration of returns of market indexes needed to take into account that indexes do not reflect the expenses of operating mutual funds.

The Board considered the overall quality of services provided by the Investment Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in all aspects of day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the Investment Advisor’s organization

Palmer Square Absolute Return Fund
SUPPLEMENTAL INFORMATION (Unaudited)

and operations, the commitment of the Investment Advisor to the Fund’s growth, and the Investment Advisor’s compliance structure and compliance procedures. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement.  The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

With respect to the advisory fees and total expenses paid by the Fund, the Board noted the meeting materials indicated that the investment advisory fees (gross of fee waivers) and the total expenses paid by the Fund (net of fee waivers) were higher than the Peer Group and Universe medians but in neither case were the highest in the Peer Group.  The Trustees again considered the Investment Advisor’s belief that the Peer Group is not comprised of those mutual funds most comparable to the Fund, and that the Fund’s management fee was equal to the median of the alternate peer group of funds selected by the Investment Advisor.  The Trustees also noted that the Investment Advisor was waiving a portion of its advisory fee with respect to the Fund because of the Fund’s low asset levels.  The Trustees noted that the Investment Advisor has no advisory clients other than the Fund and therefore they could not compare the Fund’s fees to the fees charged by the Investment Advisor to any other client.  The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund, which they determined to be reasonable. The Board also considered the benefits received by the Investment Advisor and its affiliates as a result of the Investment Advisor’s relationship with the Fund, including investment advisory fees paid to the Investment Advisor and the intangible benefits of any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory fee breakpoints, the asset levels of the Fund were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Sub-Advisors

With respect to each Sub-Advisor, the Board considered that the Investment Advisor was recommending the renewal of each sub-advisory agreement, noting the Investment Advisor’s observation that the period over which it was evaluating the Sub-Advisors’ performance was very short, and that most hedge fund indices had negative returns over the period.  The Board reviewed information provided in the meeting materials setting forth the performance of the portion of the Fund managed by each Sub-Advisor and the Investment Advisor’s assessment of such performance.

The Board considered the following observations by the Investment Advisor in reviewing each Sub-Advisor’s performance:

•      The Investment Advisor had reduced the allocations of Fund assets to Argonaut and CRM to 0% as a result of its assessment of the performance of each portfolio in the current economic environment; however, the Investment Advisor believed each is a good manager and would continue to monitor its portfolio for future allocations of Fund assets.

•     The Investment Advisor was satisfied with Glaxis’ performance, which had met its expectations.  Glaxis’ portfolio had underperformed the returns of the HFRX Global Hedge Fund Index for the year to date ended August 31, 2012, but outperformed the Index for the period since inception.

•      The Investment Advisor was pleased with the performance of Pinebank’s portfolio, which the Investment Advisor  characterized as meeting its core strategy requirements of having high single digit returns with low

Palmer Square Absolute Return Fund
SUPPLEMENTAL INFORMATION (Unaudited)

volatility.  Pinebank’s portfolio had outperformed the returns of the HFRX Global Hedge Fund Index and HFRX Event Driven Index for the year to date and since inception periods ended August 31, 2012.

•      The Investment Advisor was pleased with the performance of SSI’s portfolio, which like Pinebank is in the Fund’s core strategy and uses a consistent low volatility approach that the Investment Advisor believes can generate positive returns in any environment.  SSI’s portfolio had outperformed the returns of the 90-day Treasury Bill for the year to date and since inception periods ended August 31, 2012.

The Board also considered the overall quality of services provided by each Sub-Advisor to the Fund.  In doing so, the Board considered the Sub-Advisor’s specific responsibilities in all aspects of management of the Fund, including the Fund’s day-to-day portfolio management, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the Sub-Advisor’s organization and operations and the Sub-Advisor’s compliance structure and compliance procedures.  Based on its review, the Board and the Independent Trustees concluded that each Sub-Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under its Sub-Advisory Agreement.  The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by each Sub-Advisor to the Fund were satisfactory.

The Board reviewed information regarding the advisory fees charged by each Sub-Advisor and observed that the fees charged by each Sub-Advisor were generally the same as or less than the fees it charged to its other institutional clients, many of which were private investment funds that paid performance fees in addition to asset-based fees.  The Board noted that the Investment Advisor pays all sub-advisory fees out of the Investment Advisor’s advisory fee.

The Board also considered the benefits received by each Sub-Advisor and its affiliates as a result of its relationship with the Funds, including the sub-advisory fees paid to the Sub-Advisor, the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.  The Board and the Independent Trustees concluded that the compensation payable to each Sub-Advisor under its Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Sub-Advisor provides to the Fund.

Conclusions

Based on these and other considerations, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement and each Sub-Advisory Agreement would be in the best interests of the Fund and its shareholders and accordingly, approved renewal of the Advisory Agreement and each Sub-Advisory Agreement.

Palmer Square Absolute Return Fund
EXPENSE EXAMPLE
For the Six Months Ended October 31, 2012 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 5/1/12 to 10/31/12.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/12	Ending Account Value 10/31/12	Expenses Paid During Period* 5/1/12 – 10/31/12
Class I
Actual Performance	$ 1,000.00	$ 990.70	$ 14.52
Hypothetical (5% annual return before expenses)	$ 1,000.00	$1,010.41	$ 14.66

Class A
Actual Performance	$ 1,000.00	$ 989.70	$ 15.77
Hypothetical (5% annual return before expenses)	$ 1,000.00	$1,009.15	$ 15.92

*
Expenses are equal to the Fund’s annualized expense ratio of 2.89% and 3.14% for Class I and Class A, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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Investment Advisor
Palmer Square Capital Management LLC
11300 Tomahawk Creek Parkway, Suite 200
Leawood, Kansas 66211

Independent Counsel
Bingham McCutchen LLP
355 S. Grand Avenue, Suite 4400
Los Angeles, California 90071

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
JP Morgan Chase Bank, N.A.
14201 Dallas Parkway
Dallas, Texas 75254

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Absolute Return Fund - Class A Shares	PSQAX	461418 469
Palmer Square Absolute Return Fund - Class I Shares	PSQIX	461418 451

Privacy Principles of the Palmer Square Absolute Return Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Absolute Return Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at 866-933-9033, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at 866-933-9033, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund (toll-free) at 866-933-9033.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Palmer Square Absolute Return Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: 866-933-9033

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	January 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	January 9, 2013

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	January 9, 2013